Property and Equipment , net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment , net
4. Property and Equipment, net
Property and equipment, net consists of the following (in thousands):

	December 31, 2023	December 31, 2022
Lab equipment	$30	$30
Computer and office equipment	154	149
Furniture and fixtures	78	61
Leasehold improvements	188	188
Construction in process	14	29

	464	457
Less accumulated depreciation and amortization	(324)	(216)

	$140	$241

The Company recorded depreciation and amortization expense of $111,000 and $53,000 for the years ended December 31, 2023 and 2022, respectively.